RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Ordinary services provided by the Company to equity method investees		$ 96	¥ 619
Due from related parties:		78		¥ 509	¥ 375
Due to related parties:		$ 352		2,280	¥ 2,237
Baoma [Member]
Related Party Transaction [Line Items]
Due from related parties:				1
Due to related parties:		$ 6		37
Hechuang [Member]
Related Party Transaction [Line Items]
Due to related parties:		12		77
Beijing Kewen Cambridge Book Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties:		51		331	¥ 258
Due to related parties:		334		2,166	2,237
Beijing Kewen Guolue Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Service fees	¥ 60
Due from related parties:		$ 27		¥ 177	¥ 117